Note 8 - Related Party Transactions (Details)				12 Months Ended
	Jan. 01, 2014	Jan. 01, 2012	Jan. 01, 2011	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)
Note 8 - Related Party Transactions (Details) [Line Items]
Related Party Agreement Term	5 years		5 years
Related Party Transaction Discount Percentage		5.00%
Number of Vessels					20
Related Party Transaction Daily Fee Per Vessel Per Day In Operation (in Euro) | €						€ 720
Related Party Transaction Daily Fee Per Vessel Per Day In Lay Up (in Euro) | €						€ 360
Due to Related Parties					$ 322,703		$ 1,145,808
Related Party Transaction Amounts Of Transaction Per Crew Member Per Month					50
Eurobulk Ltd. [Member]
Note 8 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction					$ 2,000,000		2,000,000		$ 1,900,000
Related Party Transaction Discount Percentage					5.00%	5.00%
Eurobulk Ltd. [Member] | After Discount [Member]
Note 8 - Related Party Transactions (Details) [Line Items]
Related Party Transaction Daily Fee Per Vessel Per Day In Operation (in Euro) | €						€ 685
Related Party Transaction Daily Fee Per Vessel Per Day In Lay Up (in Euro) | €						€ 342.5
Eurobulk Ltd. [Member] | Scenario, Forecast [Member]
Note 8 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction				$ 2,000,000
Eurobulk Ltd. [Member] | Fixed Management Fees [Member]
Note 8 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Amounts of Transaction					$ 2,000,000		2,000,000		1,900,000
Eurochart [Member]
Note 8 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					77,022
Sentinel [Member]
Note 8 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					$ 129,564		131,448			€ 128,742
Related Party Transaction, Commission on Premium, Maximum, Percentage					5.00%	5.00%
Technomar [Member]
Note 8 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					$ 175,586		215,915			270,923
Vessel Management Fees (Member) | Eurobulk Ltd. [Member]
Note 8 - Related Party Transactions (Details) [Line Items]
Servce Management Costs, Daily Fee, Related Party (in Euro) | €						€ 685		€ 685		€ 685
Related Party Transaction, Amounts of Transaction					$ 4,151,335		4,894,559		4,891,024
Vessel Sales [Member] | Eurochart [Member]
Note 8 - Related Party Transactions (Details) [Line Items]
Related Party Transaction Commission Percentage					1.00%	1.00%
Charter Revenues [Member] | Eurochart [Member]
Note 8 - Related Party Transactions (Details) [Line Items]
Related Party Transaction Commission Percentage					1.25%	1.25%
Related Party Transaction, Expenses from Transactions with Related Party					$ 475,792		517,828		$ 474,466
Euroseas Ltd (Member)
Note 8 - Related Party Transactions (Details) [Line Items]
Number of Vessels					11
Euromar LLC Joint Venture (Member)
Note 8 - Related Party Transactions (Details) [Line Items]
Number of Vessels					11
Euromar LLC Joint Venture (Member) | M/V Eirini P [Member]
Note 8 - Related Party Transactions (Details) [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party							$ 204,500